Earnings Per Share - Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	€ (38,855)	€ (109,380)	€ (133,482)	€ (240,415)
Impact from convertible notes (interests, foreign exchange gain/(loss), and fair value adjustments on derivative liabilities, net of tax	(13,495)	(25,042)	0	0
Net profit/(loss) attributable to ordinary equity holders of the parent adjusted for dilution effects	€ (52,350)	€ (134,422)	€ (133,482)	€ (240,415)
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	60,454,589	57,345,613	60,237,774	57,114,435
Dilution effects from:
Convertible notes	3,456,785	3,456,785	0	0
Weighted average number of ordinary shares, diluted earnings per share	63,911,374	60,802,398	60,237,774	57,114,435
Basic earnings per share	€ (0.64)	€ (1.91)	€ (2.22)	€ (4.21)
Diluted earnings per share	€ (0.82)	€ (2.21)	€ (2.22)	€ (4.21)